CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical)	Apr. 16, 2020 shares
GRAF INDUSTRIAL CORP.
Stock Redeemed or Called During Period, Shares	12,921,275